Deposits (Narrative) (Details)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deposits
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits		¥ 26,960,090,000,000	¥ 27,253,035,000,000
Time deposits, including certificates of deposits ("CDs"), issued in amount of of US$100,000 or more, Foreign deposits		13,898,728,000,000	14,411,085,000,000
US$ equivalent of JPY10 million based on Federal Reserve Bank of New York's noon buying rate	121,000
Minimum amount of time deposit issued denominated in Japanese Yen which are included in disclosure, domestic		10,000,000
Minimum amount of time deposit issued denominated in US dollars which are included in disclosure, foreign	$ 100,000